Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 16, 2020	Oct. 31, 2015	Apr. 30, 2020	Jan. 31, 2016	Jul. 31, 2020	Apr. 30, 2016	Oct. 31, 2020	Jul. 31, 2016	Jan. 31, 2021	Oct. 31, 2016	Apr. 30, 2021	Jan. 31, 2017	Jul. 31, 2021	Apr. 30, 2017	Oct. 31, 2021	Jul. 31, 2017	Jan. 31, 2022	Oct. 31, 2017	Apr. 30, 2022	Jan. 31, 2018	Jul. 31, 2022	Apr. 30, 2018	Oct. 31, 2022	Jul. 31, 2018	Jan. 31, 2023	Oct. 31, 2018	Apr. 30, 2023	Jan. 31, 2019	Jul. 31, 2023	Apr. 30, 2019	Oct. 31, 2023	Jul. 31, 2019	Jan. 31, 2024	Oct. 31, 2019	Apr. 30, 2024	Jan. 31, 2020	Jul. 31, 2024	Apr. 30, 2020	Oct. 31, 2024	Jul. 31, 2020	Jan. 31, 2025	Oct. 31, 2020	Apr. 30, 2025	Jan. 31, 2021	Jul. 31, 2025	Apr. 30, 2021	Oct. 31, 2025	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000004003
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,155		$ 9,850		$ 10,086		$ 10,144		$ 10,376		$ 11,328		$ 12,144		$ 12,568		$ 13,480		$ 12,734		$ 12,775		$ 11,427		$ 11,937		$ 12,870		$ 12,738		$ 13,076		$ 13,718		$ 11,952		$ 13,748		$ 13,650		$ 16,167		$ 16,857		$ 16,956	$ 16,857	$ 15,867	$ 14,261	$ 14,039	$ 12,582	$ 14,973	$ 15,165	$ 15,846	$ 13,943	$ 15,787	$ 16,132	$ 17,098	$ 17,165	$ 17,237	$ 17,772	$ 18,418	$ 19,743
C000004004
Account Value [Line Items]
Accumulated Value		10,000		9,151		9,849		10,079		10,124		10,355		11,291		12,097		12,513		13,412		12,665		12,699		11,348		11,851		12,766		12,635		12,954		13,588		11,808		13,566		13,461		15,938		16,610		16,693	16,579	15,598	14,014	13,779	12,341	14,686	14,865	15,516	13,645	15,446	15,767	16,695	16,760	16,814	17,327	17,947	19,221
C000004005
Account Value [Line Items]
Accumulated Value		10,000		9,143		9,823		10,040		10,085		10,303		11,227		12,028		12,425		13,312		12,557		12,578		11,231		11,719		12,618		12,466		12,778		13,390		11,640		13,368		13,256		15,672		16,320		16,388	16,267	15,287	13,725	13,484	12,067	14,350	14,512	15,143	13,307	15,036	15,345	16,240	16,289	16,325	16,816	17,404	18,622
C000159125
Account Value [Line Items]
Accumulated Value		500,000		458,089		493,155		504,950		508,138		519,825		567,884		609,078		630,329		676,482		639,358		641,764		574,047		600,130		647,431		641,149		657,778		690,802		601,935		692,321		687,384		814,893		849,701		854,729	850,088	800,507	719,790	708,557	635,329	756,545	766,689	801,346	705,405	798,970	816,944	865,729	870,009	873,521	901,280	934,243	1,001,904
C000219334
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,837		$ 13,645		$ 13,570		$ 16,109		$ 16,826		$ 16,956		$ 16,895		$ 15,930		$ 14,349		$ 14,150		$ 12,709		$ 15,169		$ 15,389		$ 16,115		$ 14,205		$ 16,118		$ 16,506		$ 17,530		$ 17,642		$ 17,744		$ 18,342		$ 19,046		$ 20,455
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Accumulated Value		10,000		8,955		9,825		9,982		10,022		10,397		11,062		11,879		12,392		13,483		12,822		12,584		11,370		11,786		12,408		12,298		12,652		12,958		10,979		12,379		12,321		14,766		15,698		15,819	15,976	15,302	14,079	13,404	12,025	14,427	14,509	15,202	13,477	15,275	15,861	16,684	16,757	16,938	17,753	19,141	20,934
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Accumulated Value		10,000		8,955		9,825		9,982		10,022		10,397		11,062		11,879		12,392		13,483		12,822		12,584		11,370		11,786		12,408		12,298		12,652		12,958		10,979		12,379		12,321		14,766		15,698		15,819	15,976	15,302	14,079	13,404	12,025	14,427	14,509	15,202	13,477	15,275	15,861	16,684	16,757	16,938	17,753	19,141	20,934
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Accumulated Value		10,000		8,955		9,825		9,982		10,022		10,397		11,062		11,879		12,392		13,483		12,822		12,584		11,370		11,786		12,408		12,298		12,652		12,958		10,979		12,379		12,321		14,766		15,698		15,819	15,976	15,302	14,079	13,404	12,025	14,427	14,509	15,202	13,477	15,275	15,861	16,684	16,757	16,938	17,753	19,141	20,934
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Accumulated Value		500,000		447,773		491,245		499,083		501,122		519,837		553,108		593,943		619,575		674,134		641,093		629,216		568,517		589,322		620,382		614,903		632,576		647,902		548,962		618,966		616,060		738,308		784,887		790,940	798,790	765,075	703,961	670,203	601,274	721,344	725,426	760,112	673,859	763,757	793,071	834,195	837,826	846,914	887,650	957,062	1,046,684
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Accumulated Value	10,000		11,561		13,035		12,974		15,548		16,529		16,656		16,822		16,112		14,825		14,114		12,662		15,191		15,277		16,007		14,191		16,084		16,701		17,567		17,644		17,835		18,693		20,155		22,042
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Accumulated Value		10,000		9,158		9,875		10,243		10,013		10,166		10,974		11,868		12,491		13,573		12,884		12,823		11,397		11,880		12,789		12,912		13,296		13,923		12,485		14,617		14,815		17,283		17,800		18,021	18,183	16,599	14,910	14,325	12,548	15,067	15,238	15,858	13,701	15,720	16,313	17,077	17,150	17,352	17,663	19,056	20,883
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Accumulated Value		10,000		9,158		9,875		10,243		10,013		10,166		10,974		11,868		12,491		13,573		12,884		12,823		11,397		11,880		12,789		12,912		13,296		13,923		12,485		14,617		14,815		17,283		17,800		18,021	18,183	16,599	14,910	14,325	12,548	15,067	15,238	15,858	13,701	15,720	16,313	17,077	17,150	17,352	17,663	19,056	20,883
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Accumulated Value		10,000		9,158		9,875		10,243		10,013		10,166		10,974		11,868		12,491		13,573		12,884		12,823		11,397		11,880		12,789		12,912		13,296		13,923		12,485		14,617		14,815		17,283		17,800		18,021	18,183	16,599	14,910	14,325	12,548	15,067	15,238	15,858	13,701	15,720	16,313	17,077	17,150	17,352	17,663	19,056	20,883
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 457,907		$ 493,753		$ 512,136		$ 500,646		$ 508,294		$ 548,718		$ 593,422		$ 624,544		$ 678,650		$ 644,219		$ 641,149		$ 569,831		$ 593,978		$ 639,472		$ 645,596		$ 664,783		$ 696,153		$ 624,243		$ 730,859		$ 740,767		$ 864,173		$ 889,982		$ 901,074	$ 909,152	$ 829,934	$ 745,516	$ 716,272	$ 627,381	$ 753,361	$ 761,916	$ 792,909	$ 685,026	$ 786,012	$ 815,674	$ 853,869	$ 857,488	$ 867,599	$ 883,127	$ 952,784	$ 1,044,142
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,726		$ 13,728		$ 13,914		$ 16,232		$ 16,717		$ 16,926		$ 17,077		$ 15,589		$ 14,004		$ 13,454		$ 11,785		$ 14,151		$ 14,312		$ 14,894		$ 12,867		$ 14,764		$ 15,321		$ 16,039		$ 16,107		$ 16,297		$ 16,589		$ 17,897		$ 19,613